Lease - Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Lease cost
Operating lease expense	¥ 85,745	¥ 98,943	¥ 102,321
Cash payments on operating leases	93,525	93,610
Operating lease right-of-use assets	139,019	168,192		$ 19,580
Current portion of lease liabilities	¥ 61,826	¥ 84,358		$ 8,708
Current portion of lease liabilities, extensible list	Other current liabilities	Other current liabilities		Other current liabilities
Non-current portion of lease liabilities	¥ 76,533	¥ 83,171		$ 10,779
Total operating lease liabilities	¥ 138,359	¥ 167,529		$ 19,487
Weighted average remaining lease term (years)	2 years 8 months 12 days	2 years 3 months 25 days		2 years 8 months 12 days
Weighted average discount rate	4.73%	4.55%		4.73%
Minimum
Lease cost
Operating leases	1 year			1 year
Maximum
Lease cost
Operating leases	10 years			10 years